                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2009

Check here if Amendment: [ ]; Amendment Number: ____

This Amendment (check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairfax Financial Holdings Limited
Address: 95 Wellington Street West
         Suite 800
         Toronto, ON M5J 2N7

Form 13F File Number: 028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bradley Martin
Title: Vice President, Corporate Secretary and Chief Operating Officer
Phone: 416-367-4941

Signature, Place, and Date of Signing:


/s/ Bradley Martin                   Toronto, ON   August 14, 2009
------------------------------------

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           47
Form 13F Information Table Value Total:   $5,175,333
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    028-12555              Hamblin Watsa Investment Counsel Ltd.
02    028-12556              V. Prem Watsa

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                       FAIRFAX FINANCIAL HOLDINGS LIMITED
                           FORM 13F INFORMATION TABLE
                                  JUNE 30, 2009

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
COLUMN 1                              COLUMN 2          COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------                       ----------------------- --------- --------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                       TITLE OF                     VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER  ----------------
NAME OF ISSUER                          CLASS            CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                 ----------------------- --------- --------- ----------- --- ---- ---------- -------- ---- ------ ----
ALCOA INC                      COM                     013817101    93,588   9,068,567 SH         DEFINED    01,02  SOLE
BALDWIN & LYONS INC CL B       CL B                    057755209    19,107     969,875 SH         DEFINED    01,02  SOLE
BCE INC.                       COM                     05534B760    65,580   3,173,400 SH         DEFINED    01,02  SOLE
BERKSHIRE HATHAWAY INC.        CL B                    084670207       347         120 SH         DEFINED    01,02  SOLE
BERKSHIRE HATHAWAY INC.        CL A                    084670108       358           4 SH         DEFINED    01,02  SOLE
BRISTOL-MYERS SQB              COM                     110122108       203      10,000 SH         DEFINED    01,02  SOLE
BROWN & BROWN INC              COM                     115236101       239      12,000 SH         DEFINED    01,02  SOLE
BURLINGTON NORTHN SANTA FE CP  COM                     12189T104   153,552   2,088,000 SH         DEFINED    01,02  SOLE
CFS BANCORP INC.               COM                     12525D102        42      10,000 SH         DEFINED    01,02  SOLE
CRESUD S A C I F Y A           SPONSORED ADR           226406106    18,648   1,977,500 SH         DEFINED    01,02  SOLE
DELL INC                       COM                     24702R101   477,303  34,763,489 SH         DEFINED    01,02  SOLE
FIRST PLACE FINANCIAL/OHIO     COM                     33610T109        30      10,000 SH         DEFINED    01,02  SOLE
FRONTIER COMMUNICATIONS CORP   COM                     35906A108   111,182  15,593,600 SH         DEFINED    01,02  SOLE
GANNETT INC                    COM                     364730101     5,414   1,520,659 SH         DEFINED    01,02  SOLE
GENERAL ELECTRIC CO            COM                     369604103   214,259  18,312,770 SH         DEFINED    01,02  SOLE
INTEL CORP                     COM                     458140100   115,194   6,973,000 SH         DEFINED    01,02  SOLE
INTERNATIONAL COAL GRP INC NEW COM                     45928H106   104,137  36,539,400 SH         DEFINED    01,02  SOLE
JOHNSON & JOHNSON              COM                     478160104   390,615   6,884,300 SH         DEFINED    01,02  SOLE
KING PHARMACEUTICALS INC       COM                     495582108    80,014   8,317,500 SH         DEFINED    01,02  SOLE
KRAFT FOODS INC                CL A                    50075N104   252,130   9,949,871 SH         DEFINED    01,02  SOLE
LEUCADIA NATL CORP             COM                     527288104    21,090   1,000,000 SH         DEFINED    01,02  SOLE
LEVEL 3 COMMUNICATIONS INC     NOTE 5.000% JAN 15 2013 52729NBM1   118,699 100,062,000 PRN        DEFINED    01,02  SOLE
LEVEL 3 COMMUNICATIONS INC     COM                     52729N100   207,522 139,276,421 SH         DEFINED    01,02  SOLE
MAGNA INTL INC                 CL A                    559222401   228,509   5,409,776 SH         DEFINED    01,02  SOLE
MERCK & CO. INC.               COM                     589331107       223       8,000 SH         DEFINED    01,02  SOLE
METHANEX CORP                  COM                     59151K108     3,645     300,000 SH         DEFINED    01,02  SOLE
MOHAWK INDS INC                COM                     608190104       207       5,800 SH         DEFINED    01,02  SOLE
NAM TAI ELECTRS INC            COM                     629865205       106      25,000 SH         DEFINED    01,02  SOLE
NEW YORK COMMUNITY BANCORP INC COM                     649445103       267      25,000 SH         DEFINED    01,02  SOLE
NEWMARKET CORP                 COM                     651587107       269       4,000 SH         DEFINED    01,02  SOLE
ODYSSEY RE HOLDINGS CORP       COM                     67612W108 1,510,062  37,798,800 SH         DEFINED    01,02  SOLE
OFFICE DEPOT INC               COM                     676220106       126      27,800 SH         DEFINED    01,02  SOLE
OLD REPUBLIC INTL CORPORATION  COM                     680223104       197      20,000 SH         DEFINED    01,02  SOLE
OVERSTOCK.COM INC              COM                     690370101    40,462   3,388,774 SH         DEFINED    01,02  SOLE
OVERSTOCK.COM INC              NOTE 3.750% DEC 01 2009 690370AB7    25,258  36,873,000 PRN        DEFINED    01,02  SOLE
PFIZER INC                     COM                     717081103     3,617     241,300 SH         DEFINED    01,02  SOLE
PIER 1 IMPORTS INC             NOTE 6.375% 2/15/11     720279AH1     1,575   2,500,000 PRN        DEFINED    01,02  SOLE
RYANAIR HLDGS PLC              SPONSORED ADR           783513104     5,507     194,100 SH         DEFINED    01,02  SOLE
SANDRIDGE ENERGY INC           COM                     80007P307    10,548   1,240,900 SH         DEFINED    01,02  SOLE
STEWART ENTERPRISES INC        CL A                    860370105    19,678   4,082,546 SH         DEFINED    01,02  SOLE
US BANCORP DEL                 COM NEW                 902973304   284,407  15,870,900 SH         DEFINED    01,02  SOLE
USG Corp                       COM NEW                 903293405    73,407   7,311,500 SH         DEFINED    01,02  SOLE
VIACOM INC - CL. B             CL B                    92553P201     9,080     400,000 SH         DEFINED    01,03  SOLE
WAL-MART STORES INC            COM                     931142103    10,641     220,000 SH         DEFINED    01,04  SOLE
WELLS FARGO & CO. NEW          COM                     949746101   485,896  20,028,700 SH         DEFINED    01,05  SOLE
WESCO FINANCIAL CORP           COM                     950817106       317       1,100 SH         DEFINED    01,06  SOLE
ZENITH NATL INS CORP           COM                     989390109    12,078     555,800 SH         DEFINED    01,07  SOLE
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